Employee Benefits - Movements in DWS Share Awards (Detail) shares in Thousands	12 Months Ended
	Dec. 31, 2025 shares € / shares	Dec. 31, 2024 shares € / shares
DWS Equity Plan
Number of Awards
Outstanding at beginning of year (in shares)	2,017	2,377
Granted (in shares)	699	938
Issued or Exercised (in shares)	(1,007)	(1,342)
Forfeited (in shares)	(29)	(41)
Other movements (in shares)	46
Outstanding at the end of year (in shares)	1,726	2,017
DWS SAR Plan
Number of Awards
Other movements (in shares)		86
Outstanding, at the beginning of year (in shares)	367	735
Of which, exercisable (in shares)	23	367
Granted (in shares)	0	35
Issued or Exercised (in shares)	(305)	(369)
Forfeited (in shares)	0	0
Expired (in shares)	(38)	(18)
Other Movements (in shares)	0	(16)
Outstanding at end of year (in shares)	23	367
Of which, exercisable (in shares)	23	367
Weighted-average exercise price
Outstanding at beginning of year (In EUR per share) | € / shares	€ 22.33	€ 24.65
Of which, exercisable (in EUR per share) | € / shares	22.33	22.33
Granted (in EUR per share) | € / shares		22.33
Issued or Exercised (in EUR per share) | € / shares	22.33	24.35
Forfeited (in EUR per share) | € / shares		0
Expired (in EUR per share) | € / shares	22.33	23.40
Other movements (in EUR per share) | € / shares	22.33	22.33
Outstanding at end of year (In EUR per share) | € / shares	22.33	22.33
Of which, exercisable (in EUR per share) | € / shares	€ 22.33	€ 22.33